PREMISES LEASES - Disclosure of minimum lease payments in respect of lease liabilities (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	$ 166,621
Effect of discounting	(26,710)
Present value of minimum lease payments	139,911	$ 0
Less current portion	(67,928)	0
Long-term portion	71,983	$ 0
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	86,112
Two to three years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	$ 80,509